Loans and financings - Analysis by currency (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans and financings
Current	$ 32,513	$ 40,841
Non-current	1,392,354	1,406,458
Total	1,424,867	1,447,299	$ 1,144,385
US Dollar
Loans and financings
Current	17,267	13,260
Non-current	1,284,128	1,272,223
Total	1,301,395	1,285,483
BRL
Loans and financings
Current	15,246	27,471
Non-current	108,226	134,235
Total	$ 123,472	161,706
Other
Loans and financings
Current		110
Total		$ 110